EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
Group's provision for employee benefits	The Group’s provisions for employee benefits are as follows:

	At December 31,
	2021	2020
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	18,430	19,825
Pension plans	—	105
Total present value of defined benefit obligations	18,430	19,930

Other provisions for employees	82,770	40,055
Total provisions for employee benefits	101,200	59,985

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2019	21,795	134	21,929

Recognized in the consolidated income statement	25	—	25
Recognized in other comprehensive loss/(income) (*)	2	(32)	(30)
Other	(1,997)	3	(1,994)
Benefits paid	(1,842)	—	(1,842)
Other changes	(155)	3	(152)
Amounts at December 31, 2020	19,825	105	19,930

Recognized in the consolidated income statement	6	—	6
Recognized in other comprehensive income/(loss)(*)	463	—	463
Other	(1,864)	(105)	(1,969)
Benefits paid	(2,127)	(105)	(2,232)
Other changes	263	—	263
Amounts at December 31, 2021	18,430	—	18,430
    ______________________________
    (*) Relates to actuarial losses/(gains) from financial assumptions.
The expected future benefit payments for the defined benefit obligations as of December 31, 2021 are as follows:

TFR
(€ thousand)
2022	1,466
2023	1,660
2024	1,359
2025	1,329
2026	1,084
2027 - 2031	5,688
Total	12,586

Disclosure of amounts recognized in the consolidated income statement	Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2021			2020			2019
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	6	—	6	—	—	—	—	26	26
Interest expense		—	—	25	—	25	—	—	—
Past service adjustments	—	—	—	—	—	—	—	(518)	(518)
Total recognized in the consolidated income statement	6	—	6	25	—	25	—	(492)	(492)

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions	The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2021		2020
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,321)	1,507	(1,446)	1,656